6. Finance Income and Costs	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Finance Income and Costs

Note 6 — Finance Income and Costs

The details of finance income and costs on the statements of profit/(loss) and comprehensive income/(loss) are as follows:

Finance income	2018	2017	2016*
Finance income from variation of fair value on interest rate swap agreements	$–	$–	$18,096
Other finance income	1,761	9,223	1,521
Total finance income	$1,761	$9,223	$19,617

Finance costs	2018	2017	2016*
Finance cost on note payable to underwriters and other debt	$2,354,634	$2,429,551	$2,638,729
Interest expense of bank loans, revolving line of credit and finance leases	863,511	891,288	1,117,405
Total finance costs	$3,218,145	$3,320,839	$3,756,134

*	Restated for discontinued operations (see note 9 — Discontinued Operations)